SHARE-BASED PAYMENTS - Restricted share units (Details) - RSUs	12 Months Ended
	Dec. 31, 2022 USD ($) EquityInstruments $ / shares	Dec. 31, 2021 USD ($) EquityInstruments $ / shares
Share-based payment transaction
Number of options	1
Additional consideration to acquire common share | $	$ 0
Vesting period	3 years
Summary of information about share units outstanding
Balance at January 1	5,293,000	6,475,000
Granted	3,928,000	3,017,000
Reinvested	170,000	175,000
Redeemed	(2,871,000)	(3,748,000)
Forfeited	(1,615,000)	(626,000)
Outstanding at end of period	4,905,000	5,293,000
Balance at January 1 | $ / shares	$ 7.81	$ 5.86
Granted | $ / shares	$ 6.85	$ 8.80
Reinvested | $ / shares	7.50	6.82
Redeemed | $ / shares	$ 7.18	$ 5.36
Forfeited | $ / shares	7.68	6.84
Outstanding at end of period | $ / shares	$ 7.44	$ 7.81
Liability recognized in respect of cash settled RSUs | $	$ 6,100,000	$ 10,600,000